GOODWILL AND INTANGIBLE ASSETS - Estimated future amortization expense for core deposit intangible (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 116
2016	110
2017	110
2018	55
Total	$ 391	$ 540